Vessels, net (Details Narrative)	2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 18, 2021 USD ($)	Mar. 19, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Purchase price			$ 27,000,000	$ (0)
Cash advances and loans made to other parties, classified as investing activities			1,631,000	(0)
Impairment loss			0	$ 4,615,000
Nord Venus [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built	2011
Vessel type	Kamsarmax
Vessel Capacity	80,655
Cash advances and loans made to other parties, classified as investing activities			$ 1,620,000
Percentatge of purchase price			10.00%
Vessel Delivery Date			July 20, 2021
Nord Venus [member] | Delivery date up to May 31, 2021 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase price	$ 16,500,000
Nord Venus [member] | Delivery date between June 1, 2021 and August 15, 2021 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase price	$ 16,200,000
Yangze 11 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel year built		2018
Vessel type		Kamsarmax
Purchase price		$ 27,000,000
Vessel Capacity		82,027
Vessel Delivery Date			June 9, 2021
Vessel cost		$ 26,400,000
Dry-docking cost		$ 600,000